SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Outstanding shares, percentage	4.99%